Exposures (Tables)	6 Months Ended
Jun. 30, 2023
Exposures
Schedule of exposures

Total net exposures by exposure class

	Credits & interest-bearing				Committed undisbursed loans,
	securities				derivatives, etc.				Total
	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022
Skr bn	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	169.6	45.0	162.3	46.2	52.0	71.8	65.0	75.0	221.6	49.3	227.3	51.9
Regional governments	23.4	6.2	22.5	6.4	0.9	1.2	0.8	0.9	24.3	5.4	23.3	5.3
Multilateral development banks	9.5	2.5	6.1	1.7	—	—	0.4	0.5	9.5	2.2	6.5	1.5
Public Sector Entity	2.7	0.7	2.1	0.6	—	—	—	—	2.7	0.5	2.1	0.5
Financial institutions	28.7	7.6	26.1	7.4	6.9	9.6	7.5	8.6	35.6	7.9	33.6	7.6
Corporates	143.1	38.0	132.4	37.7	12.6	17.4	13.0	15.0	155.7	34.7	145.4	33.2
Total	377.0	100.0	351.5	100.0	72.4	100.0	86.7	100.0	449.4	100.0	438.2	100.0

Net exposure by region and exposure class, as of June 30, 2023

							West
							European	Central-
	Middle						countries	and East
	East/	Asia excl.		North	Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	America	Sweden	Sweden	countries	Total
Central governments	0.0	0.3	1.3	0.7	—	189.8	27.3	2.2	221.6
Regional governments	—	—	—	—	—	17.6	6.7	—	24.3
Multilateral development banks	—	4.3	—	—	—	—	5.2	—	9.5
Public Sector Entity	—	—	—	—	—	—	2.7	—	2.7
Financial institutions	0.1	—	0.2	1.0	—	17.7	16.5	0.1	35.6
Corporates	0.2	1.0	1.4	6.0	4.1	104.3	37.5	1.2	155.7
Total	0.3	5.6	2.9	7.7	4.1	329.4	95.9	3.5	449.4

Net exposure by region and exposure class, as of December 31, 2022

							West
							European	Central-
	Middle						countries	and East
	East/	Asia excl.		North	Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	America	Sweden	Sweden	countries	Total
Central governments	0.0	0.3	2.4	0.8	—	191.3	30.3	2.2	227.3
Regional governments	—	—	—	—	—	19.2	4.1	—	23.3
Multilateral development banks	—	0.3	—	1.1	—	—	5.1	—	6.5
Public Sector Entity	—	—	—	—	—	—	2.1	—	2.1
Financial institutions	0.1	—	0.2	1.3	—	16.0	15.9	0.1	33.6
Corporates	0.2	1.0	1.3	6.5	3.8	97.0	34.4	1.2	145.4
Total	0.3	1.6	3.9	9.7	3.8	323.5	91.9	3.5	438.2

Net exposure to European countries, excluding Sweden

	June 30,	December 31,
Skr bn	2023	2022
Germany	18.3	13.1
France	16.9	16.2
Finland	12.5	11.6
Luxembourg	11.1	10.6
United Kingdom	9.7	10.5
Denmark	6.6	5.6
Norway	6.4	5.4
The Netherlands	4.2	4.0
Belgium	3.2	3.2
Poland	2.4	2.3
Austria	1.8	5.9
Spain	1.7	2.3
Ireland	1.5	1.5
Portugal	1.1	1.0
Switzerland	0.5	0.6
Serbia	0.4	0.5
Lithuania	0.2	0.2
Italy	0.2	0.2
Czech Republic	0.2	0.2
Estonia	0.2	0.1
Latvia	0.1	0.1
Iceland	0.1	0.1
Slovakia	0.1	0.1
Total	99.4	95.3